UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Investment Company Act file number: 811-06113

The Caldwell & Orkin Funds Inc.

(Exact name of registrant as specified in charter)

5185 Peachtree Parkway, Suite 370, Norcross, GA 30092-6541

(Address of principal executive offices) (Zip code)

Michael B. Orkin

5185 Peachtree Parkway, Suite 370, Norcross, GA 30092-6541

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 678-533-7850

Date of fiscal year end: April 30

Date of reporting period: May 1, 2010 – July 31, 2010

Item 1 – Schedule of Investments.

Caldwell & Orkin Market Opportunity Fund
SCHEDULE OF INVESTMENTS
July 31, 2010 (UNAUDITED)

	Shares	Value (Note 1)
LONG INVESTMENTS (36.91%)
COMMON STOCKS (29.48%)
Apparel Manufacturers (0.08%)
Coach, Inc.	8,400	$310,548

Applications Software (0.32%)
Red Hat, Inc.[1]	100	3,215
Salesforce.com, Inc.[1]	12,700	1,256,665

		1,259,880

Athletic Footwear (0.20%)
NIKE, Inc.	10,400	765,856

Auto/Truck Parts & Equipment (1.08%)
ArvinMeritor, Inc.[1]	122,600	2,011,866
Tenneco, Inc.[1]	79,200	2,185,920

		4,197,786

Beverages - Non-Alcoholic (0.81%)
PepsiCo, Inc.	48,800	3,167,608

Brewery (0.28%)
Anheuser-Busch InBev NV ADR	20,500	1,087,730

Broadcast Services/Program (1.09%)
Discovery Communications, Inc.[1]	110,300	4,258,683

Coatings/Paint (0.10%)
The Sherwin-Williams Co.	5,500	380,325

Computers (1.00%)
Apple, Inc.[1]	15,100	3,884,475

Computers-Memory Devices (0.98%)
EMC Corp.[1]	80,500	1,593,095
SanDisk Corp.[1]	50,800	2,219,960

		3,813,055

Cosmetics & Toiletries (0.51%)
The Procter & Gamble Co.	32,300	1,975,468

Diversified Financial Services (0.00%)[2]
CIT Group, Inc.[1]	100	3,636

Electronic Components - Semiconductors (1.89%)
ARM Holdings PLC ADR	83,600	1,291,620
Broadcom Corp.	41,700	1,502,451
Cree, Inc.[1]	7,400	524,216
Skyworks Solutions, Inc.[1]	110,400	1,935,312
Xilinx, Inc.	75,400	2,105,168

		7,358,767

Energy-Alternate Sources (0.33%)
Clean Energy Fuels Corp.[1]	69,100	1,304,608

Engineering/R&D Services (0.27%)
McDermott International, Inc.[1]	44,700	1,050,897

Food - Miscellaneous/Diversified (1.36%)
General Mills, Inc.	155,488	5,317,690

Food - Retail (0.29%)
Whole Foods Market, Inc.[1]	29,400	1,116,318

Gold Mining (0.39%)
Newmont Mining Corp.	26,900	1,503,710

Industrial Audio & Video Products (0.56%)
Dolby Laboratories, Inc.[1]	34,100	2,164,327

Medical - Biomedical/Gene (0.47%)
Amgen, Inc.[1]	33,800	1,843,114

Multimedia (0.42%)
News Corp.	111,600	1,650,564

Networking Products (0.74%)
Cisco Systems, Inc.[1]	125,400	2,892,978

Non-hazardous Waste Disposal (1.13%)
Republic Services, Inc.	138,100	4,399,866

Oil Comp - Exploration & Production (1.69%)
Comstock Resources, Inc.[1]	27,500	696,025
Denbury Resources, Inc.[1]	118,500	1,877,040
Devon Energy Corp.	100	6,249
Pioneer Natural Resources Co.	29,800	1,726,016
QEP Resources, Inc.[1]	66,800	2,299,256

		6,604,586

Oil Field Machinery & Equipment (0.54%)
Cameron International Corp.[1]	53,000	2,098,270

Oil Refining & Marketing (0.51%)
Frontier Oil Corp.	161,400	1,983,606

Oil & Gas Drilling (1.53%)
Helmerich & Payne, Inc.	49,900	2,022,447
Patterson-UTI Energy, Inc.	240,800	3,956,344

		5,978,791

Oil - Field Services (1.58%)
Halliburton Co.	95,400	2,850,552
Helix Energy Solutions Group, Inc.[1]	121,900	1,144,641
Weatherford International, Ltd.[1]	133,200	2,157,840

		6,153,033

Radio (0.29%)
Sirius XM Radio, Inc.[1]	1,084,000	1,116,520

Reinsurance (0.42%)
Greenlight Capital Re, Ltd.[1]	64,000	1,650,560

Retail - Apparel/Shoe (2.09%)
Dress Barn, Inc.[1]	148,600	3,670,420
Limited Brands, Inc.	124,700	3,197,308
Lululemon Athletica, Inc.[1]	30,600	1,269,288
Talbots, Inc.[1]	100	1,149

		8,138,165

Retail - Building Products (0.46%)
Home Depot, Inc.	63,200	1,801,832

Retail - Restaurants (0.28%)
Starbucks Corp.	44,600	1,108,310

Schools (1.00%)
DeVry, Inc.	48,500	2,609,300
Strayer Education, Inc.	5,300	1,268,820

		3,878,120

Semiconductor Components (0.62%)
Atmel Corp.[1]	346,500	1,812,195
Cypress Semiconductor Corp.[1]	56,300	596,780

		2,408,975

Semiconductor Components - Integrated Circuit Devices (0.40%)
Cirrus Logic, Inc.[1]	79,700	1,554,150

Semiconductor Equipment (0.09%)
Teradyne, Inc.[1]	34,300	369,068

Software Tools (0.34%)
VMware, Inc.[1]	17,000	1,318,010

Telecom Equipment Fiber Optics (0.30%)
Finisar Corp.[1]	72,500	1,162,175

Telecom Services (0.99%)
BCE, Inc.	126,300	3,866,043

Wireless Equipment (2.05%)
American Tower Corp.[1]	43,200	1,997,568
Crown Castle International Corp.[1]	76,100	3,006,711
SBA Communications Corp.[1]	82,300	2,977,614

		7,981,893

TOTAL COMMON STOCKS (Cost $108,370,412)				114,879,996

	Expiration Date	Exercise Price	Number of Contracts	Value (Note 1)
PURCHASED OPTIONS (1.12%)
PURCHASED CALL OPTIONS (0.39%)
Halliburton Co.	October, 2010	$26.00	2,709	1,259,685
The Home Depot, Inc.	August, 2010	33.00	3,631	7,262
Microsoft Corp.	October, 2010	30.00	2,355	25,905
Verizon Communications, Inc.	January, 2011	30.00	1,188	225,720

TOTAL PURCHASED CALL OPTIONS (Cost $2,436,841)				1,518,572

PURCHASED PUT OPTIONS (0.73%)
Alliance Data Systems	January, 2011	65.00	894	983,400
BP PLC-Sponsored ADR	October, 2010	25.00	611	25,051
Corinthian Colleges, Inc.	August, 2010	15.00	996	577,680
Powershares QQQ	August, 2010	46.00	5,057	510,757
SPDR S&P 500 ETF Trust	August, 2010	110.00	2,810	542,330
	November,
Watsco, Inc.	2010	55.00	537	214,800

TOTAL PURCHASED PUT OPTIONS (Cost $3,016,413)				2,854,018

TOTAL PURCHASED OPTIONS (Cost $5,453,254)				4,372,590

Description and Maturity Date	Coupon Rate	Principal Amount	Value (Note 1)
CORPORATE BONDS (6.31%)
Bank One Corp.
11/15/2011	5.900%	$4,400,000	4,618,019
CBS Corp.
05/15/2011	6.625%	4,085,000	4,251,987
ConAgra Foods, Inc.
09/15/2011	6.750%	1,475,000	1,561,313
The Estee Lauder Cos., Inc.
11/01/2013	7.750%	2,000,000	2,362,346
The Goldman Sachs Group, Inc.
01/15/2011	6.875%	4,360,000	4,476,381
Hewlett-Packard Co.
03/01/2014	6.125%	4,400,000	5,080,117
Safeway, Inc.
08/15/2014	5.625%	2,000,000	2,221,868

TOTAL CORPORATE BONDS (Cost $22,983,460)			24,572,031

TOTAL LONG INVESTMENTS (Cost $136,807,126)			143,824,617

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS (57.31%)
MONEY MARKET FUNDS[3]
JPMorgan U.S. Treasury Plus
Money Market Fund	0.02%	223,346,618	223,346,618

TOTAL SHORT TERM INVESTMENTS (Cost $223,346,618)			223,346,618

TOTAL INVESTMENTS - (94.22%) (Cost $360,153,744)			$367,171,235

Assets in Excess of Other Liabilities (5.78%)			22,512,372

NET ASSETS (100.00%)			$389,683,607

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value (Note 1)
COMMON STOCKS (20.37%)
Applications Software (1.00%)
Nuance Communications, Inc.	(236,700)	$(3,907,917)

Batteries/Battery System 0.00%[2]
Energizer Holdings, Inc.	(100)	(6,152)

Building - Residential/Commercial (0.68%)
DR Horton, Inc.	(182,200)	(2,007,844)
Hovnanian Enterprises, Inc.	(148,100)	(647,197)

		(2,655,041)

Building & Construction Production - Miscellaneous (0.15%)
Owens Corning	(18,600)	(585,528)
USG Corp.	(100)	(1,202)

		(586,730)

Commercial Banks - Non U.S. (1.01%)
ICICI Bank, Ltd. ADR	(101,300)	(3,941,583)

Commercial Banks - Southern U.S. (0.97%)
Regions Financial Corp.	(518,000)	(3,796,940)

Commercial Services (1.54%)
Alliance Data Systems Corp.	(104,100)	(5,983,668)

Commercial Services - Finance (0.52%)
Moody’s Corp.	(85,300)	(2,008,815)

Computers 0.00%[2]
Research In Motion, Ltd.	(100)	(5,753)

Diversified Banking Institution (0.33%)
HSBC Holdings PLC ADR	(25,300)	(1,292,324)

E-Commerce/Services (0.25%)
Expedia, Inc.	(42,500)	(963,900)

Educational Software (0.37%)
Blackboard, Inc.	(38,300)	(1,454,251)

Electronic Components - Miscellaneous (0.77%)
Garmin, Ltd.	(104,700)	(2,984,997)

Machinery - Construction & Mining (0.25%)
Bucyrus International, Inc.	(15,600)	(970,632)

Medical - Outpatient/Home Medical (0.50%)
Amedisys, Inc.	(74,200)	(1,949,234)

Oil Comp - Integrated (0.26%)
BP PLC-ADR	(26,400)	(1,015,608)

Publishing-Newspapers (0.92%)
The Washington Post Co.	(8,500)	(3,574,165)

Real Estate Management/Services (0.43%)
E-House China Holdings, Ltd. ADR	(101,800)	(1,659,340)

Real Estate Operation/Development (0.91%)
The St. Joe Co.	(137,400)	(3,543,546)

Retail - Apparel/Shoe (1.57%)
American Eagle Outfitters, Inc.	(244,100)	(3,004,871)
The Gap, Inc.	(172,400)	(3,122,164)

		(6,127,035)

Retail - Computer Equipment (0.11%)
GameStop Corp.	(21,400)	(429,070)

Schools (4.03%)
Apollo Group, Inc.	(79,000)	(3,644,270)
Career Education Corp.	(144,900)	(3,539,907)
Corinthian Colleges, Inc.	(430,000)	(3,913,000)
ITT Educational Services, Inc.	(57,200)	(4,618,328)

		(15,715,505)

Steel-Producers (0.64%)
ArcelorMittal	(81,600)	(2,505,120)

Super-Regional Banks - U.S. (2.15%)
Capital One Financial Corp.	(46,800)	(1,981,044)
KeyCorp	(615,000)	(5,202,900)
SunTrust Banks, Inc.	(46,000)	(1,193,700)

		(8,377,644)

Web Hosting/Design (1.01%)
Rackspace Hosting, Inc.	(209,600)	(3,919,520)

EXCHANGE TRADED FUNDS (4.29%)
Country Fund - Brazil (0.16%)
iShares MSCI Brazil Index Fund	(8,600)	(605,268)

Country Fund - China (0.80%)
iShares FTSE/Xinhua China 25 Index Fund	(75,800)	(3,130,540)

Country Fund - India (1.53%)
WisdomTree India Earnings Fund	(255,300)	(5,961,255)

Country Fund - Korea 0.00%[2]
iShares MSCI South Korea Index Fund	(100)	(4,905)

Country Fund - Taiwan 0.00%[2]
iShares MSCI Taiwan Index Fund	(100)	(1,243)

U.S. Treasury Bond Fund (1.80%)
iShares Barclays 1-3 Year Treasury Bond Fund	(26,300)	(2,215,249)
iShares Barclays 7-10 Year Treasury Bond Fund	(49,900)	(4,805,869)

		(7,021,118)

TOTAL SECURITIES SOLD SHORT
(Proceeds $100,372,437)		$(96,098,819)

Common Abbreviations:
ADR - American Depositary Receipt.
ETF - Exchange Traded Fund.
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
SPDR -Standard & Poor’s depositary receipt.

[1]	Non-Income Producing Security.
[2]	Less than 0.005% of net assets.
[3]	A portion of the Money Market Fund assets are held as collateral for short sales activity.

Notes to Quarterly Statement of Investments

July 31, 2010 (unaudited)

The Caldwell & Orkin Market Opportunity Fund (the “Fund”) is the only active investment portfolio of The Caldwell & Orkin Funds, Inc. (“Caldwell & Orkin”), an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and incorporated under the laws of the State of Maryland on August 15, 1989. The Fund’s objectives are to provide long-term capital growth with a short-term focus on capital preservation through investment selection and asset allocation. The Fund seeks to outperform the stock market over the long-term, as measured by indices such as the S&P 500 Total Return index.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Securities Valuation

Securities are stated at the closing price on the date at which the net asset value (“NAV”) is being determined. If the date of determination is not a trading date, the last bid price is used for a value instead. Debt securities, other than short-term investments, are valued at the price provided by an independent pricing service. Short-term investments having a maturity of 60 days or less at the time of the purchase are stated at amortized cost, which approximates market value. Any assets or securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors in accordance with the Fund’s Fair Value Pricing Policy.

Fair Value Measurements

The Fund has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), and follows the provisions of ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”). In accordance with ASC 820, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

¡	Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
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Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

¡

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The valuation techniques used by the Fund to measure fair value during the three months ended July 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s investments carried at value:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$114,879,996	$-	$-	$114,879,996
Purchased Call Options	1,518,572	-	-	1,518,572
Purchased Put Options	2,854,018	-	-	2,854,018
Corporate Bonds	-	24,572,031	-	24,572,031
Money Market Fund	223,346,618	-	-	223,346,618
Total	$342,599,204	$24,572,031	$-	$367,171,235

Other Financial Instruments*
Securities Sold Short	(96,098,819)	-	-	(96,098,819)
Total	$(96,098,819)	$-	$-	$(96,098,819)

All securities of the Fund were valued using either Level 1 or Level 2 inputs during the period ended July 31, 2010. Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for this Fund.

* For detailed industry descriptions, see the accompanying Schedule of Investments.

New Accounting Pronouncement

In January 2010, the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no significant transfers in to and out of Levels 1 and 2 during the current period presented.

The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Funds’ financial statements.

Derivatives

The Fund follows the provisions of FASB ASC 815, “Disclosures about Derivative Instruments and Hedging Activities.” ASC 815 has established improved financial reporting about derivative instruments and hedging activities as it relates to disclosure associated with these types of investments. There is no impact on the Fund’s Quarterly Statement of Investments, in accordance with ASC 815, for the three months ended July 31, 2010.

Securities Transactions and Related Investment Income

Securities transactions are accounted for on trade date. Dividend income is recorded on the exdividend date and interest income is recorded as earned. Realized gains and losses from investment transactions are determined using the specific identification method.

Cash

The Fund maintains cash available for the settlement of securities transactions and capital shares reacquired. Available cash is invested daily in money market instruments.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT PORTFOLIO TRANSACTIONS

Short Sales and Segregated Cash

Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in segregated accounts consisting of cash and/or U.S. Government securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments. Segregated cash is held at the custodian in the name of the broker per a tri-party agreement between the Fund, the custodian, and the broker.

The Fund may also sell short “against the box”, i.e., the Fund enters into a short sale as described above, while holding an offsetting long position in the same security which it sold short. If the Fund enters into a short sale against the box, it will segregate an equivalent amount of securities owned by the Fund as collateral while the short sale is outstanding.

The Fund limits the value of its short positions (excluding short sales “against the box”) to 60% of the Fund’s total net assets. At July 31, 2010, the Fund had approximately 25% of its total net assets in short positions.

For the three months ended July 31, 2010, the cost of investments purchased to cover short sales and the proceeds from investments sold short were $149,205,639 and $204,575,065, respectively.

3. UNREALIZED APPRECIATION/ (DEPRECIATION) OF INVESTMENTS

On July 31, 2010, based on cost of $364,686,273 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $6,793,080 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $4,308,118, resulting in net unrealized appreciation of $2,484,962.

Item 2 - Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Caldwell & Orkin Funds Inc.

By:	/s/ Michael B. Orkin
Michael B. Orkin
President, Principal Executive Officer

Date:	September 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Caldwell & Orkin Funds Inc.

By:	/s/ Michael B. Orkin
Michael B. Orkin
President, Principal Executive Officer

Date:	September 17, 2010

By:	/s/ William C. Horne
William C. Horne
Treasurer, Principal Financial Officer

Date:	September 17, 2010